Debt (Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 1,871
2021	761
2022	317
2023	187
2024	447
2025 and thereafter	10,079
Total	13,662	$ 12,540
Finance lease liabilities	134
Total debt	$ 13,796	$ 12,569